Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Significant Accounting Policies [Abstract]
Schedule of Future Patent Amortization
Estimated amortization expense, if all patents were issued at the beginning of 2013, for each of the next five years is as follows:

Year ending December 31:
2013	$11,343
2014	$10,121
2015	$10,121
2016	$10,121
2017	$10,121

Estimated amortization expense, if all patents were issued at the beginning of 2013, for each of the next five years is as follows:

Year ending December 31:
2013	$11,343
2014	10,121
2015	10,121
2016	10,121
2017	10,121